Investment in Associates - Additional Information (Details)		2 Months Ended	5 Months Ended		12 Months Ended
	Jun. 05, 2020 USD ($) $ / shares shares	Dec. 31, 2020 USD ($)	Oct. 29, 2020	Jun. 05, 2020 $ / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of associates [line items]
Proceeds from common shares issued					$ 619,000	$ 4,737,000
Income (loss) in associate					4,347,000	$ 10,529,000
Maverix Metals Inc. [member]
Disclosure of associates [line items]
Common shares issued in connection with exercise of stock options (shares) | shares	8,250,000
Proceeds from exercise of warrants	$ 15,600,000
Proportion of ownership interest in associate		17.00%	18.00%	17.00%		26.00%
Deferred revenue		$ 13,300,000			12,500,000	$ 13,300,000
Gain on disposition of shares pursuant to Secondary Offering					(2,616,000)	23,467,000
Income (loss) in associate					$ 4,510,000	$ 1,369,000
Maverix Metals Inc. [member] | Exercise Price of $1.56 [Member]
Disclosure of associates [line items]
Common shares issued in connection with exercise of stock options (shares) | shares	5,000,000
Exercise price (in USD per share) | $ / shares	$ 1.56			$ 1.56
Maverix Metals Inc. [member] | Exercise Price of $2.408 [Member]
Disclosure of associates [line items]
Common shares issued in connection with exercise of stock options (shares) | shares	3,250,000
Exercise price (in USD per share) | $ / shares	$ 2.408			2.408
La Colorada mine [member] | Maverix Metals Inc. [member]
Disclosure of associates [line items]
Agreements to sell future gold production, percent of production (percent)					100.00%
Agreements to sell future gold production, price per ounce (in USD per ounce)					650
La Bolsa mine [member] | Maverix Metals Inc. [member]
Disclosure of associates [line items]
Agreements to sell future gold production, percent of production (percent)					5.00%
Agreements to sell future gold production, price per ounce (in USD per ounce)					450
Ordinary shares [member] | Maverix Metals Inc. [member]
Disclosure of associates [line items]
Number of shares acquired (sold) | shares	8,250,000
Ordinary shares [member] | Maverix Metals Inc. [member] | Secondary Offering [Member]
Disclosure of associates [line items]
Number of shares acquired (sold) | shares	(10,350,000)
Sale of common shares, price per share | $ / shares	$ 4.40			$ 4.40
Proceeds from common shares issued	$ 45,500,000
Underwriting fees, percentage of gross proceeds	4.00%
Underwriting fees paid	$ 1,900,000